Non-controlling interests - Summarised Financial Information of ViiV Healthcare Group and GSK Consumer Healthcare Joint Venture (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of noncontrolling interests [line items]
Share of profit for the year attributable to non-controlling interest	£ 4,759	£ 7,358	£ 3,701
Non-controlling interest in the Consolidated balance sheet	6,287	6,221
Turnover	34,114	34,099	33,754
Profit after taxation	711	639	623
Other comprehensive income/(expense)	(337)	970	(1,567)
Total comprehensive income income/(expense)	691	605	548
Non-current assets	60,429	60,184
Current assets	18,674	20,247
Total assets	79,103	80,431
Current liabilities	(23,670)	(22,148)
Non-current liabilities	(34,091)	(37,475)
Total liabilities	(57,761)	(59,623)
Net assets	21,342	20,808
Net cash inflow from operating activities	7,952	8,441	8,020
Net cash inflow/(outflow) from investing activities	(1,777)	2,161	(5,354)
Net cash outflow from financing activities	(7,589)	(10,132)	(1,840)
ViiV healthcare [member]
Disclosure of noncontrolling interests [line items]
Share of profit for the year attributable to non-controlling interest	196	223	482
Dividends paid to non-controlling interests	224	419	310
Non-controlling interest in the Consolidated balance sheet	(570)	(539)	(344)
Turnover	4,637	4,848	4,816
Profit after taxation	1,087	762	2,574
Other comprehensive income/(expense)	(17)	33	(29)
Total comprehensive income income/(expense)	1,070	795	2,545
Non-current assets	2,796	2,564
Current assets	2,711	2,405
Total assets	5,507	4,969
Current liabilities	(3,121)	(2,748)
Non-current liabilities	(8,472)	(8,343)
Total liabilities	(11,593)	(11,091)
Net assets	(6,086)	(6,122)
Net cash inflow from operating activities	2,128	2,249	2,375
Net cash inflow/(outflow) from investing activities	(287)	(294)	(202)
Net cash outflow from financing activities	(1,608)	(2,483)	(1,947)
(Decrease)/increase in cash and bank overdrafts in the year	233	(528)	226
Consumer health care joint venture [member]
Disclosure of noncontrolling interests [line items]
Share of profit for the year attributable to non-controlling interest	460	374	69
Dividends paid to non-controlling interests	367	735
Non-controlling interest in the Consolidated balance sheet	6,609	6,538	6,911
Turnover	9,545	9,837	4,240
Profit after taxation	1,439	1,219	150
Other comprehensive income/(expense)	(10)	(266)	(721)
Total comprehensive income income/(expense)	1,429	953	(571)
Non-current assets	29,200	29,134
Current assets	5,251	4,918
Total assets	34,451	34,052
Current liabilities	(4,238)	(4,254)
Non-current liabilities	(3,733)	(3,890)
Total liabilities	(7,971)	(8,144)
Net assets	26,480	25,908
Net cash inflow from operating activities	1,356	1,419	1,014
Net cash inflow/(outflow) from investing activities	(33)	1,018	(776)
Net cash outflow from financing activities	(1,236)	£ (2,437)	(78)
(Decrease)/increase in cash and bank overdrafts in the year	£ 87		£ 160